Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties [Abstract]
Related Parties

15. Related Parties

Professional Services Agreement

Acadia and Waud Capital Partners were parties to a professional services agreement dated April 1, 2011, pursuant to which Waud Capital Partners rendered general advisory and management services with respect to financial and operating matters, including advice on corporate strategy, budgeting of future corporate investment, acquisition and divestiture strategy and debt and equity financing. Effective November 1, 2011, Waud Capital Partners and Acadia terminated the professional services agreement and Acadia paid a fee of $20.6 million to Waud Capital Partners pursuant to the terms of the related termination agreement.

The parties entered into the professional services agreement in connection with entering into the second amended and restated limited liability company agreement of Acadia Holdings on April 1, 2011 (the “Acadia Holdings LLC Agreement”), which amended and restated Acadia Holdings’ prior limited liability company agreement dated August 31, 2009 (the “Prior LLC Agreement”). Pursuant to the professional services agreement, Acadia was obligated to pay the following fees to Waud Capital Partners: (i) upon consummation of any credit facility (including any amendments to existing credit facilities which have the effect of increasing the committed amount under such facility, but excluding any credit facility entered into after April 1, 2011 with any affiliate of Waud Capital Partners if such affiliate is receiving a closing or similar fee in connection with such facility), financing fees in cash in an aggregate amount to equal 1.5% of the aggregate principal amount of all such loans (or 1.0% of the aggregate amount of all public bond issuances); (ii) advisory fees in connection with the negotiation and consummation of any acquisitions and/or dispositions by Acadia or any of its subsidiaries in an aggregate amount equal to 2.0% of the gross purchase price of any such acquisition or disposition (including any debt or other liabilities assumed or otherwise included in the transaction(s)), as compensation for the negotiation, arranging and structuring services Waud Capital Partners has agreed to provide Acadia with respect thereto; and (iii) upon consummation of a sale of Acadia (as defined), a sale fee in cash in an amount equal to 1.5% of the enterprise value assigned to Acadia Holdings and its subsidiaries in connection with or implied by such sale of Acadia, as compensation for the negotiation, structuring and other services Waud Capital Partners has agreed to provide Acadia with respect to such sale of Acadia.

Under the professional services agreement, Waud Capital Partners charged Acadia a management fee for advisory and management services of $2.0 million per year. Management fees for the period from April 1, 2011 to the termination of the professional services agreement on November 1, 2011 were approximately $1.3 million.

The professional services agreement also provided for the reimbursement of Waud Capital Partners for its reasonable travel expenses, legal fees and other out-of-pocket fees and expenses in connection with activities undertaken pursuant to such agreement. Additionally, Waud Capital Partners and its affiliates (other than Acadia and its subsidiaries) were indemnified for liabilities incurred in connection with their role under the professional services agreement, other than for liabilities resulting from their gross negligence or willful misconduct, as determined by a court of competent jurisdiction in a final non-appealable order.

In connection with entry into the professional services agreement, the amendment and restatement of the Prior LLC Agreement and the consummation of Acadia’s acquisition of YFCS, Waud Capital Partners received $6.15 million in fees from Acadia on April 1, 2011, which consisted of a $3.6 million transaction fee, a $450,000 commitment fee and a $2.1 million financing fee.

Prior to entry into the professional services agreement, Waud Capital Partners was entitled to receive the following fees from Acadia Holdings pursuant to the Prior LLC Agreement: (i) an annual advisory fee, payable on a semi-annual basis, as compensation for the financial and management consulting services Waud Capital Partners had agreed to provide Acadia Holdings and its subsidiaries with respect to their business and financial management generally and its financial affairs; and (ii) upon consummation of any credit facility (including amendments to existing credit facilities which have the effect of increasing the amount to be drawn under such facility by Acadia Holdings or its subsidiaries, but excluding any credit facility entered into after December 30, 2005 with any affiliate of Waud Capital Partners if such affiliate is receiving a closing or similar fee in connection with such facility) entered into by Acadia Holdings or its subsidiaries after December 30, 2005, financing fees in an aggregate amount to equal 2.0% of the aggregate principal amount of all such loans (or 1.0% of the aggregate amount of all public bond issuances), as compensation for the negotiation, arranging and structuring services Waud Capital Partners had agreed to provide to Acadia Holdings or its subsidiaries. Waud Capital Partners was also entitled to receive an annual advisory fee, payable semi-annually, under the Prior LLC Agreement (and its predecessor). Such fee was initially set at $350,000 per annum, subject to annual increases of $50,000, up to $600,000, effective January 1st of each year beginning January 1, 2007. Waud Capital Partners deferred the payment of all such management fees in accordance with the terms of the Prior LLC Agreement. On April 1, 2011 in connection with entry into the Acadia Holdings LLC Agreement, Waud Capital Partners received approximately $7.1 million of Acadia Holdings equity in exchange for fees it had previously deferred in accordance with the Prior LLC Agreement.

True Partners Engagement Agreement

Acadia and True Partners Consulting LLC (“True Partners”), an affiliate of Waud Capital Partners, are parties to an engagement agreement dated January 7, 2011, pursuant to which True Partners renders tax consulting and compliance services to Acadia and its affiliated entities. As of December 31, 2011, Waud Capital Partners and its affiliates indirectly owned a majority of the True Partners membership interests. The engagement agreement will automatically terminate upon the completion of the services to be rendered by True Partners thereunder. Either party may terminate the engagement agreement upon at least 30 days’ prior written notice to the other party. Upon such termination, True Partners shall be entitled to receive payment for services performed and expenses incurred through the date of termination. Pursuant to the engagement agreement, Acadia pays certain fixed fees to True Partners for various tax consulting and compliance services, which are billed monthly as incurred. Acadia paid $0.2 million, $0.1 million and $0.1 million to True Partners for such services in 2011, 2010 and 2009, respectively. In the event of a large transaction or other activity not otherwise covered under the engagement agreement for which True Partners provide services to Acadia, True Partners will provide consulting services to Acadia at its standard hourly rates, plus reimbursement of out-of-pocket expenses.